Document And Entity Information	12 Months Ended
Dec. 31, 2014
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Entity Registrant Name	AmpliPhi Biosciences Corp
Entity Central Index Key	0000921114
Entity Filer Category	Smaller Reporting Company